UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21727
                                                     ---------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                    Date of reporting period: APRIL 30, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



[FIRST TRUST LOGO]                                                        [LOGO]

                               FIRST TRUST/FIDAC
                              MORTGAGE INCOME FUND

[GRAPHIC]

                                  SEMI-ANNUAL
                                     REPORT
                            FOR THE SIX MONTHS ENDED
                                 APRIL 30, 2008

TABLE OF CONTENTS

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Shareholder Letter ...................    1
At a Glance ..........................    2
Portfolio Commentary .................    3
Portfolio of Investments .............    6
Statement of Assets and Liabilities...    9
Statement of Operations ..............   10
Statements of Changes in Net Assets...   11
Statement of Cash Flows ..............   12
Financial Highlights .................   13
Notes to Financial Statements ........   14
Additional Information ...............   19

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/FIDAC Mortgage Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or FIDAC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team at the Fund's Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by the personnel of the Fund's Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, this report and other regulatory filings.

SHAREHOLDER LETTER

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

Dear Shareholders:

The year 2007 and the first quarter of 2008 were somewhat challenging times for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long-term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help financial advisors give you the opportunity to meet your financial objectives. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust/FIDAC Mortgage Income Fund. It contains a portfolio commentary from the Fund's management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to giving you up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/James A. Bowen
---------------------------------------------------
James A. Bowen
President of First Trust/FIDAC Mortgage Income Fund

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2008 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                          FMY
----------------------------------------------------------             -------------
Common Share Price                                                     $       17.38
Common Share Net Asset Value                                           $       18.88
Premium (Discount) to NAV                                                      (7.94)%
Net Assets Applicable to Common Shares                                 $  76,354,896
Current Monthly Distribution per Common Share (1)                      $       0.085
Current Annualized Distribution per Common Share                       $       1.020
Current Distribution Rate on Closing Common Share Price(2)                      5.87%
Current Distribution Rate on NAV (2)                                            5.40%

                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                              (PERFORMANCE GRAPH)

               Mkt     NAV
              -----   -----
4/30/07       16.7    18.3
5/4/07        16.7    18.27
5/11/07       16.62   18.34
5/18/07       16.79   18.49
5/25/07       16.86   18.45
6/1/07        16.78   18.47
6/8/07        16.74   18.26
6/15/07       16.5    18.29
6/22/07       16.59   18.3
6/29/07       16.58   18.38
7/6/07        16.66   18.23
7/13/07       16.43   18.27
7/20/07       16.13   18.34
7/27/07       16.1    18.41
8/3/07        16.25   18.44
8/10/07       15.72   18.46
8/17/07       15.78   18.6
8/24/07       16.47   18.59
8/31/07       16.54   18.57
9/7/07        16.56   18.54
9/14/07       16.31   18.47
9/21/07       16.44   18.57
9/28/07       16.53   18.66
10/5/07       16.38   18.62
10/12/07      16.5    18.63
10/19/07      16.41   18.76
10/26/07      16.28   18.63
11/2/07       16.35   18.74
11/9/07       16.1    18.87
11/16/07      16.13   18.81
11/23/07      16.49   18.84
11/30/07      16.45   18.64
12/7/07       16.49   18.7
12/14/07      16.22   18.77
12/21/07      16.47   18.75
12/28/07      16.98   18.62
1/4/08        16.63   18.35
1/11/08       16.72   18.23
1/18/08       16.68   18.26
1/25/08       16.56   18.38
2/1/08        16.74   18.39
2/8/08        16.85   18.62
2/15/08       16.77   19
2/22/08       17.25   19.19
2/29/08       17.46   18.93
3/7/08        17.16   19.29
3/14/08       16.83   18.76
3/20/08       16.33   18.49
3/28/08       16.69   18.69
4/4/08        16.99   18.58
4/11/08       16.92   18.61
4/18/08       17.22   19.04
4/25/08       17.28   19.01
4/30/08       17.38   18.88

PORTFOLIO CHARACTERISTICS

Duration                                              -0.39
Average Credit Rating                                   AAA
Weighted Average Life                                  5.48

PERFORMANCE AS OF APRIL 30, 2008

                                                                                      Average Annual
                                                                                       Total Return
                                                      6 Months Ended  1 Year Ended   Inception (5/25/05)
                                                         4/30/2008     4/30/2008       to 4/30/2008
                                                      --------------  ------------  --------------------
Fund Performance
NAV (3)                                                     4.31%         9.71%            5.69%
Market Value (4)                                            9.80%        10.67%            1.18%
Index Performance
Lehman Brothers MBS Fixed Rate Index                        4.70%         7.45%            5.39%

                                                                                       % OF TOTAL
ASSET CLASSIFICATION                                                                   INVESTMENTS
-------------------------------------------------                                      -----------
U.S. Government Agency Mortgage-Backed Securities                                             53.8%
U.S. Government Agency and Non-Agency
  Collateralized Mortgage Obligations                                                         36.6
U.S. Government Agency Obligations                                                             7.8
Preferred Securities                                                                           1.5
Asset-Backed Securities                                                                        0.3
                                                                                       -----------
Total                                                                                        100.0%
                                                                                       ===========

                                  % OF TOTAL
SECURITY TYPE                     INVESTMENTS
--------------------------        -----------
Fixed Rate Securities                    66.4%
Interest Only Securities                 19.6
Adjustable Rate Securities               14.0
                                  -----------
Total                                   100.0%
                                  ===========

(1) Most recent distribution paid or of record through 4/30/08. The monthly distribution for June 2008 was increased to $0.090 per share.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the six-month period ended April 30, 2008 and then dividing by market price or NAV, as applicable, as of 4/30/2008.

(3) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                                  SUB-ADVISOR

FIDAC (FIXED INCOME DISCOUNT ADVISORY COMPANY)

Fixed Income Discount Advisory Company ("FIDAC") is the Sub-Advisor to First Trust/FIDAC Mortgage Income Fund (NYSE: FMY) (the "Fund"). FIDAC is the wholly-owned registered investment advisor of Annaly Capital Management Inc. ("Annaly"), a publicly traded real estate investment trust that trades on the New York Stock Exchange under the symbol of NLY. Formed in 1994, FIDAC has become one of the leading fixed-income management companies in the world specializing in mortgage-backed securities and interest rate sensitive strategies.

FIDAC manages numerous investment vehicles that are marketed globally through distributor relationships. Overall, its principal business objective is to generate net income for distribution to investors from the spread between interest income on mortgage-backed securities and the costs of borrowing to finance their acquisition. FIDAC's team of investment professionals has built a successful long-term track record through some of the most challenging fixed-income markets in memory.

                           PORTFOLIO MANAGEMENT TEAM

ERIC SZABO, CFA, PRM
SENIOR VICE PRESIDENT, INVESTMENT STRATEGIST

Mr. Szabo is a Senior Vice President and Investment Strategist for Annaly and FIDAC. Prior to joining the companies in April 2004, he worked for Times Square Capital Management as a Mortgage Analyst and Trader. Mr. Szabo has a Bachelor's Degree from The College of New Jersey and a Master's Degree in Finance from Boston College. Mr. Szabo is a certified Professional Risk Manager as designated by PRMIA, the Professional Risk Managers' International Association, and a CFA charterholder.

ROSE-MARIE LYGHT
MANAGING DIRECTOR, CO-HEAD OF PORTFOLIO MANAGEMENT

Mrs. Lyght is an Executive Vice President and Co-Head of Portfolio Management of Annaly and FIDAC. She joined both companies in April 1999. Since that time she has been involved in the asset selection and financing for FIDAC funds and high net worth separate accounts. She has been a portfolio manager on FIDAC's offshore funds since December 2000. Mrs. Lyght has a Bachelor of Science Degree in Finance and a Master's Degree in Business Administration from Villanova University.

WELLINGTON J. DENAHAN-NORRIS
VICE CHAIRMAN, CHIEF INVESTMENT OFFICER AND CHIEF OPERATING OFFICER

Ms. Denahan-Norris was a founder of FIDAC and has served as its Chief Operating Officer since January 2006. Ms. Denahan-Norris has served as FIDAC's Senior Vice President since March 1995, Treasurer since July 1994 and Chief Investment Officer since February 1997. From July 1994 through March 1995 she was a Vice President of FIDAC. Prior to joining FIDAC, from March 1992 to July 1994, Ms. Denahan-Norris had been Vice President responsible for asset selection and financing at Citadel Funding Corporation. Prior to joining Citadel she had been a trader on the mortgage-backed securities desk at Schroder Wertheim and Co., Inc. She attended the New York Institute of Finance for intense mortgage-backed securities studies.

JAMES P. FORTESCUE
EXECUTIVE VICE PRESIDENT, HEAD OF LIABILITIES

Mr. Fortescue started with FIDAC in June of 1995 where he was in charge of finding financing on mortgage-backed and corporate bonds for regional dealers, as well as maintaining a pricing service for a major broker dealer. Mr. Fortescue has been in charge of liability management for Annaly since its inception, and continues to oversee all financing activities for FIDAC. Mr. Fortescue has a Bachelor's Degree in Finance from Siena College.

KRISTOPHER KONRAD
EXECUTIVE VICE PRESIDENT AND CO-HEAD OF PORTFOLIO MANAGEMENT

Mr. Konrad is a Portfolio Manager for Annaly and has served in this capacity since December of 2000. He has been with FIDAC since 1997. Mr. Konrad has a Bachelor's Degree in Business from Ithaca College and attended the New York Institute of Finance for intense mortgage-backed securities studies.

MOHIT MARRIA
SENIOR VICE PRESIDENT

Mr. Marria is a Senior Vice President and Portfolio Manager for Annaly and FIDAC. Prior to joining the companies in August 2005, Mr. Marria worked at both AIG and MetLife trading mortgage-backed securities for their general account portfolios. Mr. Marria has a Bachelor's Degree and a Master's Degree in Business Administration from Rutgers University.

NANCY MURTHA
SENIOR VICE PRESIDENT

Ms. Murtha is a Senior Vice President and Portfolio Manager for Annaly and FIDAC. She started with both companies in October of 2002. From 2000 to 2002, she was a Senior Accountant at Deloitte & Touche where she worked within the Banking and Securities Group. Ms. Murtha has a Bachelor's Degree in Accounting and Management Information Systems from Manhattan College.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND

FMY's primary investment objective is to seek a high level of current income. As a secondary objective, it seeks to preserve capital. The Fund pursues its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's Sub-Advisor, offer an attractive combination of credit quality, yield and maturity. These securities may be issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. The Fund may leverage to an aggregate amount of up to 33-1/3% of the Fund's managed assets. The Fund uses leverage primarily through reverse repurchase agreements. There is no assurance the Fund's objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

The latter half of 2007 and the beginning of 2008 brought about a substantial change in the marketplace as liquidity concerns and credit problems that were first thought to be contained to the sub-prime mortgage market spread to various sectors, depressing asset prices across the fixed-income markets as investors generally increased their adversity to risk. As a result, we saw aggressive responses, by Federal Reserve and Treasury Department officials to pump liquidity into the marketplace and restore market confidence. Consequently, the Federal Funds Target Rate was lowered by a total of 250 basis points to 2.00% (from 4.50%) and new unprecedented lending facilities were provided to investment banks and primary dealers. Further, government officials orchestrated a takeover of Bear Stearns by JP Morgan Chase & Co., essentially keeping the market counterparty system intact, as, in the words of Federal Reserve Chairman Ben Bernanke,"The sudden failure of Bear Stearns likely would have led to a chaotic unwinding of positions in those markets and could have severely shaken confidence. The company's failure could also have cast doubt on the financial positions of some of Bear Stearns' thousands of counterparties and perhaps of companies with similar businesses. Given the exceptional pressures on the global economy and financial system, the damage caused by a default by Bear Stearns could have been severe and extremely difficult to contain."To us, the actions of the Federal Reserve and the Treasury Department were designed to restore the market confidence that is the foundation of liquidity, particularly in the mortgage market. Specifically, we believe their actions should help establish confidence on both the asset and the financing side of the market. While it remains to be seen whether or not their response will provide long-term relief or prevent a major slowdown for the US economy, the markets began to stabilize during the month of April as investor risk appetites generally began to increase.

FUND PERFORMANCE

For the six-month period ended April 30, 2008, the Fund had a total net asset value ("NAV") return of 4.31% and a market value return of 9.80%. As of April 30, 2008, the Fund traded at $17.38, a 7.94% discount to its NAV. The Fund's benchmark, the Lehman Brothers MBS Fixed Rate Index, had a return of 4.70% for the six-month period ended April 30, 2008.

For the six-month period ended April 30, 2008, the Fund paid $0.51 per share in dividends and the Fund's NAV rose 1.18% to $18.88 from $18.66. However, the Fund's NAV did not increase as much as the Fund's benchmark as lower interest rates and higher prepayments weighed on the price performance of the interest-only portion of the Fund's portfolio. This decrease for the interest-only securities resulted in the Fund's underperformance relative to its benchmark during the six-month period ended April 30, 2008 as only fixed-rate securities comprise the Fund's benchmark. Also, during the six-month period, we made some portfolio adjustments to add yield and maintain leverage. These adjustments, along with the reduction in financing costs, helped us to maintain the Fund's current income levels.

MARKET AND FUND OUTLOOK

Looking forward, we continue to expect the Fund to outperform other fixed-income asset classes if mortgage rates increase and interest rates sell off moderately. Given the recent credit turmoil, we continue to explore ways to take advantage of the tremendous increase in yields available in the mortgage credit space to increase the income of the Fund. The Fund does have the ability to buy securities rated single A or above and loss-adjusted yields in this arena can be at double-digit levels, even at the AAA rating level. Thus, we have prudently entered into the AAA mortgage credit space on an outright basis during the last six months with a small percentage of the Fund's assets. We may prudently continue to allocate more of the Fund's assets into the mortgage credit space over the coming quarters as we believe the possibility of an extended interest rate rally and a resulting spike in mortgage prepayment speeds will impact the earnings power of the interest-only portion of the Fund, making it beneficial to trade some of the interest rate risk in the Fund for credit risk at such time.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                            STATED
     VALUE                                DESCRIPTION                         COUPON    MATURITY     VALUE
--------------   ----------------------------------------------------------- --------   --------  ------------
U.S.GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 71.1%
                 Federal Home Loan Mortgage Corporation (FHLMC)
$    5,274,579   Gold, Pool A38042 .........................................     6.00%  10/01/35  $  5,405,761
                 Federal National Mortgage Association (FNMA)
     7,884,681   Pool 256182 ...............................................     6.00%  03/01/36     8,005,415
    10,926,999   Pool 256328 ...............................................     6.50%  07/01/36    11,221,816
     7,882,691   Pool 831145 ...............................................     6.00%  12/01/35     8,072,707
     7,489,894   Pool 843971 ...............................................     6.00%  11/01/35     7,670,442
     5,485,696   Pool 872303 ...............................................     6.00%  05/01/36     5,615,361
     8,217,916   Pool 880203 ...............................................     6.00%  02/01/36     8,328,699
                                                                                                  ------------
                 TOTAL U.S GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.........................    54,320,201
                 (Cost $53,199,855)                                                               ------------



U.S GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 48.4%

                 Banc of America Mortgage Securities
     4,427,906    Series 2007-3, Class 2A3 .................................     7.00%  09/25/37     4,306,260
                 Federal Home Loan Mortgage Corp.
       403,591    Series 2716, Class CI, IO ................................     5.00%  05/15/19        25,725
     3,673,838    Series 2737, Class IG, IO ................................     5.00%  08/15/27       287,381
       847,118    Series 2747, Class IH, IO ................................     5.00%  12/15/13         7,944
    12,707,033    Series 2807, Class SB, IO (b) ............................     4.73%  11/15/33     1,778,634
     1,871,575    Series 2836, Class PI, IO ................................     5.00%  09/15/22        49,672
     4,739,600    Series 2870, Class JI, IO ................................     5.00%  10/15/27       544,963
       792,000    Series 2888, Class OI, IO ................................     5.00%  01/15/27        97,150
     1,774,808    Series 2921, Class IQ, IO ................................     5.00%  01/15/29       268,095
     1,583,603    Series 2938, Class PI, IO ................................     5.00%  11/15/28       150,310
     1,933,440    Series 2943, Class JI, IO ................................     5.00%  01/15/24        80,714
     1,096,415    Series 2961, Class IP, IO ................................     5.50%  07/15/28        98,003
     1,505,645    Series 3069, Class LI, IO ................................     5.50%  08/15/32       200,984
       568,945    Series 3171, Class CS (b) ................................    23.00%  06/15/36       575,281
     1,299,740    Series 3195, Class SX (b) ................................    28.50%  07/15/36     1,695,783
                 Federal Home Loan Mortgage Corp., STRIP
    26,773,515    Series 227, Class IO, IO .................................     5.00%  12/01/34     6,582,448
     5,264,968    Series 231, Class IO, IO .................................     5.50%  08/01/35     1,242,434
    10,076,225    Series 232, Class IO, IO .................................     5.00%  08/01/35     2,376,107
     2,841,065    Series 235, Class IO, IO .................................     5.50%  02/01/36       691,418
     4,234,493    Series 240, Class IO, IO .................................     5.50%  07/15/36     1,001,490
     4,648,189    Series 248, Class IO, IO .................................     5.50%  07/15/37     1,065,592
                 Federal National Mortgage Association
     3,501,492    Series 2005-122, Class SN (b) ............................    17.02%  01/25/36     3,716,833
     1,627,871    Series 2005-39, Class BI, IO .............................     5.00%  06/25/28       146,149
                 Federal National Mortgage Association, STRIP
    10,134,124    Series 360, Class 2, IO ..................................     5.00%  08/01/35     2,386,662
                 GSR Mortgage Loan Trust
     6,956,518    Series 2007-1F, Class 3A10, IO ...........................     6.00%  01/25/37       691,646

                       See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                         STATED
     VALUE                        DESCRIPTION                             COUPON    MATURITY     VALUE
--------------   ------------------------------------------------------  --------   --------  ------------
U.S GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - (CONTINUED)
                 Wells Fargo Mortgage Backed Securities Trust
$    7,625,803     Series 2006-9, Class 1A32 ..........................     6.00%   08/25/36  $  6,875,476
                                                                                              ------------
                 TOTAL U.S GOVERNMENT AGENCY AND NON-AGENCY
                 COLLATERALIZED MORTGAGE OBLIGATIONS .......................................    36,943,154
                 (Cost $35,706,674)                                                           ------------


ASSET-BACKED SECURITIES - 0.4%
                 Countrywide Asset-Backed Certificates
        52,672     Series 2005-12, Class 1A1 (c) ......................     3.05%   02/25/36        52,558
       215,122     Series 2006-12, Class 2A1 (c) ......................     2.97%   12/25/36       211,902
                 HSI Asset Securitization Corporation Trust
        14,937     Series 2006-OPT2, Class 2A1 (c) ....................     2.98%   01/25/36        14,852
                                                                                              ------------
                 TOTAL ASSET-BACKED SECURITIES .............................................       279,312
                 (Cost $282,048)                                                              ------------


U.S GOVERNMENT AGENCY OBLIGATIONS - 10.3%
     3,000,000   Federal Home Loan Mortgage Corp. (c) .................     7.00%   07/11/22     2,917,500
     5,000,000   Federal Home Loan Mortgage Corp., Series 1 (c) .......     7.50%   12/27/21     4,997,000
                                                                                              ------------
                 TOTAL U.S GOVERNMENT AGENCY OBLIGATIONS ...................................     7,914,500
                 (Cost $7,959,107)                                                            ------------

  SHARES                 DESCRIPTION                                                             VALUE
--------------   --------------------------------------------------------------------------   ------------
PREFERRED SECURITIES - 2.0%
        20,000   Fannie Mae, 8.25% ........................................................        500,800
        40,000   Freddie Mac, Series Z, 8.38% .............................................      1,024,000
                                                                                              ------------
                 TOTAL PREFERRED SECURITIES ...............................................      1,524,800
                 (Cost $1,500,000)                                                            ------------

                 TOTAL INVESTMENTS - 132.2% ...............................................   $100,981,967
                 (Cost $98,647,684) (d)                                                       ------------


                       See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
APRIL 30, 2008 (UNAUDITED)

  PRINCIPAL
    VALUE                       DESCRIPTION                                                            VALUE
--------------   --------------------------------------------------------------------------------  ------------
REVERSE REPURCHASE AGREEMENT - (33.2%)
$  (25,372,000)  With UBS Securities 2.06% dated 04/30/08, to be repurchased at $25,373,452 on 05/01/08, collateralized by $26,203,402 FNMA 6.00%, due 05/01/36, FNMA
                 6.00%, due 11/01/35, FNMA 6.50%, due 07/01/36 and FHLMC 28.50%, due 07/15/36....  $ (25,372,000)
                  (Cost $25,372,000)
                 NET OTHER ASSETS AND LIABILITIES - 1.0% ........................................        744,929
                                                                                                   -------------
                 NET ASSETS - 100.0% ............................................................  $  76,354,896
                                                                                                   =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at April 30, 2008.

(c) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2008.

(d)  Aggregate cost for federal income tax and financial reporting purposes.

IO   Interest only.

STRIP Separate trading of registered interest and principal of securities.

                       See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $ 98,647,684) ..............................................................................      $   100,981,967
Cash ................................................................................................              115,273
Prepaid expenses ....................................................................................               19,363
Interest receivable .................................................................................              846,726
Dividends receivable ................................................................................                  264
                                                                                                           ---------------
        Total Assets.................................................................................          101,963,593
                                                                                                           ---------------

LIABILITIES:
Reverse repurchase agreements .......................................................................           25,372,000
Payables:
     Interest on reverse repurchase agreements ......................................................               80,981
     Investment advisory fees .......................................................................               79,186
     Audit fees .....................................................................................               34,481
     Printing fees ..................................................................................               11,451
     Legal fees .....................................................................................                8,911
     Administrative fees ............................................................................                8,336
     Custodian fees .................................................................................                5,148
     Transfer agent fees ............................................................................                3,138
Accrued expenses ....................................................................................                5,065
                                                                                                           ---------------
        Total Liabilities ...........................................................................           25,608,697
                                                                                                           ---------------
NET ASSETS                                                                                                 $    76,354,896
                                                                                                           ===============
NET ASSETS CONSIST OF:
Paid-in capital .....................................................................................      $    76,994,731
Par value ...........................................................................................               40,452
Accumulated net realized gain (loss) on investments .................................................           (3,940,952)
Accumulated net investment income (loss) ............................................................              926,382
Net unrealized appreciation (depreciation) on investments............................................            2,334,283
                                                                                                           ---------------
NET ASSETS ..........................................................................................      $    76,354,896
                                                                                                           ===============
NET ASSET VALUE, per common share outstanding (par value $0.01 per Common Share) ....................      $         18.88
                                                                                                           ===============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .........            4,045,236
                                                                                                           ===============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Interest .....................................................................        $   3,810,369
Dividends ....................................................................                2,142
                                                                                      -------------
     Total investment income .................................................            3,812,511
                                                                                      -------------
EXPENSES:
Investment advisory fees .....................................................              489,009
Interest expense on reverse repurchase agreements ............................              416,600
Administrative fees ..........................................................               50,091
Audit fees ...................................................................               34,631
Trustees' fees and expenses ..................................................               16,280
Transfer agent fees ..........................................................               16,116
Custodian fees ...............................................................                9,784
Legal fees ...................................................................                5,478
Printing fees ................................................................                2,592
Other ........................................................................               62,881
                                                                                      -------------
     Total expenses ..........................................................            1,103,462
                                                                                      -------------
NET INVESTMENT INCOME ........................................................            2,709,049
                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net change in unrealized appreciation (depreciation) on investments ..........              221,511
                                                                                      -------------
Net realized and unrealized gain (loss) on investments .......................              221,511
                                                                                      -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................................................        $   2,930,560
                                                                                      =============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED              YEAR
                                                                                   4/30/2008           ENDED
                                                                                  (UNAUDITED)        10/31/2007
                                                                                 -------------      -------------
OPERATIONS:
Net investment income (loss) ..............................................      $   2,709,049      $   4,215,991
Net realized gain (loss) on investments ...................................                 --             11,384
Net change in unrealized appreciation (depreciation) on investments .......            221,511            928,030
                                                                                 -------------      -------------
Net increase (decrease) in net assets resulting from operations ...........          2,930,560          5,155,405

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................         (2,063,070)        (4,126,141)
                                                                                 -------------      -------------
Total distributions to shareholders .......................................         (2,063,070)        (4,126,141)
                                                                                 -------------      -------------
Net increase (decrease) in net assets .....................................            867,490          1,029,264

NET ASSETS:
Beginning of period .......................................................         75,487,406         74,458,142
                                                                                 -------------      -------------
End of period .............................................................      $  76,354,896      $  75,487,406
                                                                                 =============      =============
Accumulated net investment income (loss) at end of period .................      $     926,382      $     280,403
                                                                                 =============      =============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .................................      $      2,930,560
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments ........................................................            (9,289,084)
     Sales and paydowns of investments ...............................................             5,924,734
     Net amortization/accretion of premium/discount of investments ...................             1,418,552
     Net change in unrealized appreciation/depreciation on investments ...............              (221,511)

CHANGES IN ASSETS AND LIABILITIES:

     Increase in interest receivable .................................................               (53,056)
     Decrease in dividends receivable ................................................                 4,001
     Increase in prepaid expenses ....................................................               (12,377)
     Decrease in interest expense on reverse repurchase agreements ...................              (177,529)
     Decrease in investment advisory fees payable ....................................                (1,817)
     Decrease in audit fees payable ..................................................                (9,119)
     Decrease in legal fees payable ..................................................                  (676)
     Decrease in printing fees payable ...............................................                (8,907)
     Increase in administrative fees payable .........................................                     4
     Increase in custodian fees payable ..............................................                 2,801
     Increase in transfer agent fees payable .........................................                   484
     Decrease in Trustees' fees and expenses payable .................................                (3,197)
     Increase in accrued expenses and other liabilities ..............................                 4,140
                                                                                            ----------------
CASH PROVIDED BY OPERATING ACTIVITIES ................................................                            $    508,003

CASH FLOWS USED BY FINANCING ACTIVITIES:
     Distributions to shareholders from net investment income ........................            (2,063,070)
     Maturities of reverse repurchase agreements .....................................        (2,786,564,000)
     Sales of reverse repurchase agreements ..........................................         2,788,179,000
                                                                                            ----------------
CASH USED IN FINANCING ACTIVITIES ....................................................                                (448,070)
                                                                                                                  ------------
Increase in cash .....................................................................                                  59,933
Cash at beginning of period ..........................................................                                  55,340
                                                                                                                  ------------
Cash at end of period ................................................................                            $    115,273
                                                                                                                  ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest .............................................                            $    594,129
                                                                                                                  ============

                        See Notes to Financial Statements

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED               YEAR           YEAR             PERIOD
                                                              4/30/08             ENDED           ENDED             ENDED
                                                            (UNAUDITED)         10/31/2007      10/31/2006      10/31/2005(a)
                                                           -------------       ------------    ------------    ---------------
Net asset value, beginning of period ...................   $       18.66       $      18.41    $      19.02    $         19.10(b)
                                                           -------------       ------------    ------------    ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........................            0.67               1.04            1.03               0.36
Net realized and unrealized gain (loss) ................            0.06               0.23           (0.58)             (0.09)
                                                           -------------       ------------    ------------    ---------------
Total from investment operations .......................            0.73               1.27            0.45               0.27
                                                           -------------       ------------    ------------    ---------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..................................           (0.51)             (1.02)          (1.06)             (0.31)
                                                           -------------       ------------    ------------    ---------------
Total from distributions ...............................           (0.51)             (1.02)          (1.06)             (0.31)
                                                           -------------       ------------    ------------    ---------------
Common Shares offering costs charged to
  paid-in capital ......................................              --                 --              --              (0.04)
                                                           -------------       ------------    ------------    ---------------
Net asset value, end of period .........................   $       18.88       $      18.66    $      18.41    $         19.02
                                                           =============       ============    ============    ===============
Market value, end of period ............................   $       17.38       $      16.32    $      16.58    $         16.40
                                                           =============       ============    ============    ===============
TOTAL RETURN BASED ON NET ASSET VALUE (c)(d) ...........            4.31%              7.80%           3.30%              1.37%
                                                           =============       ============    ============    ===============
TOTAL RETURN BASED ON MARKET VALUE (d)(e) ..............            9.80%              4.69%           7.89%            (16.53)%
                                                           =============       ============    ============    ===============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................   $      76,355       $     75,487    $     74,458    $        76,925
Ratio of total expenses to average net  assets .........            2.93%(f)           3.24%           3.10%              2.48%(f)
Ratio of net expenses to average net assets ............            2.93%(f)           3.24%           3.06%              2.28%(f)
Ratio of net expenses to average net assets
  excluding interest expense ...........................            1.83%(f)           1.71%           1.69%              1.62%(f)

Ratio of net investment income to average net assets....            7.20%(f)           5.70%           5.55%              4.30%(f)
Portfolio turnover rate ................................               6%                22%             76%                14%

------------

(a) Initial seed date of May 17, 2005. The Fund commenced operations on May 25, 2005.

(b)   Net of sales load of $0.90 per share on initial shares issued.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(d)   Total return is not annualized for periods less than one year.

(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price.

(f)   Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/FIDAC Mortgage Income Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues these objectives by investing in mortgage-backed securities that, in the opinion of Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor"), offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values Mortgage-Backed Securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased are valued at amortized cost. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially effect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

The Fund follows provisions of Emerging Issues Task Force No. 99-20 ("EITF 99-20") "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities).

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

C. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the six months ended April 30, 2008:

Maximum amount outstanding during the period ...................      $    25,372,000
Average amount outstanding during the period* ..................      $    22,743,077
Average monthly shares outstanding during the period ...........            4,045,236
Average debt per share outstanding during the period ...........      $          5.62

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six-month period ended April 30, 2008.

Interest rates ranged from 2.00% to 4.94% during the six-month period ended April 30, 2008, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $416,600.

D. INVERSE FLOATING RATE INSTRUMENTS:

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows:

                                                      2007
                                                  ------------
Distributions paid from:
Ordinary Income ...........................       $  4,126,141

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

As of October 31, 2007, the components of distributable earnings on a tax basis are as follows:

Capital Loss Carryforward .....................      $     3,940,952
Undistributed Ordinary Income .................      $       395,888
Net Unrealized Appreciation ...................      $     1,997,287

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of April 30, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

As of October 31, 2007, the Fund had a capital loss carryforward for federal income tax purposes of $3,940,952 with $13,158 and $3,927,794 expiring on October 31, 2013 and October 31, 2014, respectively. During the fiscal year ended October 31, 2007, the Fund utilized $11,384 of its capital loss carryforward.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Disclosure will include fair value measurement at the reporting date and the assignment of levels within the hierarchy in which the fair value measurements fall. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

FIDAC serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Chairman of the Audit Committee is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two year terms.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales and paydowns of U.S. government securities and non-U.S. government securities, excluding short-term investments, for the six months ended April 30, 2008 aggregated amounts were $0; $9,289,084; $3,928,783 and $1,995,951, respectively.

As of April 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,178,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $844,503.

                                5. COMMON SHARES

As of April 30, 2008, 4,045,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2008, no Preferred Shares had been issued.

                             7. RISK CONSIDERATIONS

INVESTMENT RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

SUBORDINATED DEBT RISK: The Fund may invest a portion of its Managed Assets in subordinated classes of MBS, including debt obligations issued by private originators or issuers backed by residential mortgage loans and multi-class debt or pass-through or pay-through securities backed by a mortgage loan or pool of mortgage loans on commercial real estate. Such subordinated classes are subject to a greater degree of non-payment risk than are senior classes of the same issuer or agency.

PREPAYMENT RISK: If borrowers prepay their mortgage loans at rates that are faster than expected, this results in prepayments that are faster than expected on MBS. These faster than expected prepayments may adversely affect the Fund's profitability, particularly if the Fund is forced to invest prepayments it receives in lower yielding securities.

Moreover, the Fund may also acquire MBS that are less affected by prepayments. While the Fund will seek to minimize prepayment risk to the extent practical, the Fund must balance prepayment risk against other risks and the potential returns of each investment in selecting investments. No strategy can completely insulate the Fund from prepayment risk.

INTEREST RATE RISK: The Fund may also invest in MBS which are interest-only ("IO") securities and principal-only ("PO") securities. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

LEVERAGE RISK: The Fund may borrow an amount up to 33-1/3% (or such other percentage as permitted by law) of its assets (including the amount borrowed) less all liability other than borrowings. The Fund may use leverage for investment purposes and to meet cash requirements. Its leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. These include the possibility of higher volatility of the net asset value of the Fund. The Fund leverages its assets through the use of reverse repurchase agreements. Reverse repurchase agreements are subject to the risks that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase, and that the securities may not be returned to the Fund. The Fund may from time to time consider changing the amount of the leverage in response to actual or anticipated changes in interest rates or the value of the Fund's investment portfolio. There can be no assurance that the leverage strategies will be successful.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

On April 21, 2008, the Fund declared a dividend of $0.085 per share, which represents a dividend from net investment income to Common Shareholders of record May 5, 2008, payable May 15, 2008.

On May 19, 2008, the Fund declared a dividend of $0.090 per share, which represents a dividend from net investment income to Common Shareholders of record June 4, 2008, payable June 16, 2008.

ADDITIONAL INFORMATION

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 14, 2008, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meetings of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 3,676,019, the number of votes withheld was 18,222 and the number of abstentions was 350,995.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/FIDAC Mortgage Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Fixed Income Discount Advisory Company (the "Sub-Advisor"), at a meeting held on March 3, 2008. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objectives and policies. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor meets the Fund's investment objectives. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund given the Fund's unique composition. The Board also considered the difficulties in comparing funds with different amounts of assets and using different types of leverage. Based on the information provided, the Board noted that the Fund's management fees were the highest in the Lipper peer group and in the fifth quintile of the Advisor peer group and that the Fund's expense ratio was the highest in the Lipper peer group and in the fifth quintile of the Advisor peer group. The Board also considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund and noted that the Advisor pays the Sub-Advisor out of the advisory fees it receives from the Fund. Finally, the Board considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients.

The Board also considered the Fund's performance for the one- and two-year periods, as applicable, ended September 30, 2007 as compared to the performance of a relevant benchmark index and to a performance group selected by Lipper. The Board considered the difficulty in creating a relevant performance group for the Fund given its unique strategy and asset mix. The Board noted that the Fund's performance was in the best in the performance group for the one-year period and at the median of the performance group over the two-year period. The Board also noted that the Fund outperformed its benchmark for the one-year period. The Board noted that the other funds in the performance group take some form of credit risk. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods, and considered an analysis prepared by the Advisor on benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. The Board concluded that the Fund's performance was reasonable, particularly in light of the Fund's minimal credit risk.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders as the Fund's assets grow. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed-end funds for the twelve months ended December 31, 2007, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

The Board considered the Sub-Advisor's representation that its business is scalable and that it believes the sub-advisory fee is appropriate. The Board noted that the Sub-Advisor did not provide data as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor; however, the Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2008 (UNAUDITED)

unaffiliated third party. The Board concluded that its consideration of the Advisor's profitability was more relevant. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall-out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

(FIRSTTRUST ADVISORS L.P. LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Fixed Income Discount Advisory Company
1211 Avenue of the Americas, Suite 2902
New York, NY 10036

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     JUNE 26, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.